Pensions and Post-Employment Benefits - Schedule of Reconciliations of the Actuarial Benefits Obligations, Pension Plan Assets, And Liabilities Recognized in the Balance Sheet (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	$ 1,903	$ 2,783
Service cost	11	12	$ 12
Interest cost	109	72
Actuarial losses (gains)	29	(642)
Initial valuation from new plan	0	13
Reduction from disposal of assets	0	(6)
Settlements and curtailments	(2)	0
Plan amendments	(11)	1
Benefits paid	(130)	(137)
Foreign currency translation	101	(193)
Projected benefit obligation at end of the period	2,010	1,903	2,783
Fair value of plan assets at beginning of the period	1,208	1,784
Return on plan assets	65	43
Actuarial losses	(16)	(466)
Employer contributions	105	103
Initial valuation from new plan	0	13
Settlements	(2)	0
Benefits paid	(130)	(137)
Foreign currency translation	45	(132)
Fair value of plan assets at end of the period	1,275	1,208	1,784
Net projected liability in the statement of financial position	735	695
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	1,811	2,685
Service cost	7	8	9
Interest cost	101	66
Actuarial losses (gains)	30	(632)
Initial valuation from new plan	0	13
Reduction from disposal of assets	0	(6)
Settlements and curtailments	(2)	0
Plan amendments	(10)	1
Benefits paid	(122)	(130)
Foreign currency translation	94	(194)
Projected benefit obligation at end of the period	1,909	1,811	2,685
Fair value of plan assets at beginning of the period	1,207	1,783
Return on plan assets	65	43
Actuarial losses	(16)	(466)
Employer contributions	97	96
Initial valuation from new plan	0	13
Settlements	(2)	0
Benefits paid	(122)	(130)
Foreign currency translation	44	(132)
Fair value of plan assets at end of the period	1,273	1,207	1,783
Net projected liability in the statement of financial position	636	604
Other Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	92	98
Service cost	4	4	3
Interest cost	8	6
Actuarial losses (gains)	(1)	(10)
Initial valuation from new plan	0	0
Reduction from disposal of assets	0	0
Settlements and curtailments	0	0
Plan amendments	(1)	0
Benefits paid	(8)	(7)
Foreign currency translation	7	1
Projected benefit obligation at end of the period	101	92	98
Fair value of plan assets at beginning of the period	1	1
Return on plan assets	0	0
Actuarial losses	0	0
Employer contributions	8	7
Initial valuation from new plan	0	0
Settlements	0	0
Benefits paid	(8)	(7)
Foreign currency translation	1	0
Fair value of plan assets at end of the period	2	1	$ 1
Net projected liability in the statement of financial position	$ 99	$ 91